Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2018
Additional Capital Disclosures [Abstract]
Schedule of additional capital disclosures
	March 31, 2018	March 31, 2017
Total equity (A)	$241,608,876	$303,224,421
Total debt - comprising of all liabilities of the Group (B)	271,217,631	271,380,794
Overall financing (C) = (A) + (B)	$512,826,507	$574,605,215
Gearing ratio (B) / (C)	0.53	0.47